Note 2. Balance Sheet Data: Schedule of Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Accrued Liabilities
	2015	2014
Accrued payroll and employee benefits	$95,125	$157,456
Deferred compensation payable	160,670	124,306
Interest payable	63,830	38,445
	$319,625	$320,207